THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 68.3%

	Face Amount	Value
Communication Services — 3.2%
Comcast
Callable 08/15/2032 @ $100
5.500%, 11/15/2032	$75,000	$78,202
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	152,092
Meta Platforms
Callable 02/15/2052 @ $100
4.450%, 08/15/2052	60,000	47,679
Callable 05/15/2032 @ $100
3.850%, 08/15/2032	60,000	52,796
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	50,000	45,291
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	60,000	57,702
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	90,000	79,366

		513,128

Consumer Discretionary — 9.8%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	123,890
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	119,115
Duke University
2.832%, 10/01/2055	70,000	47,217
Ford Motor
7.450%, 07/16/2031	190,000	194,201
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	132,447
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	200,000	198,929
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	85,000	71,533
Home Depot
Callable 06/15/2032 @ $100
4.500%, 09/15/2032	15,000	14,646

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	$80,000	$72,543
IHO Verwaltungs GmbH
Callable 01/16/2023 @ $102
4.750%cash/0% PIK, 09/15/2026(A)	149,000	128,939
Johns Hopkins University
Callable 04/01/2032 @ $100
4.705%, 07/01/2032	30,000	29,836
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	113,296
Toyota Motor Credit
5.400%, 11/10/2025	45,000	45,692
4.400%, 09/20/2024	175,000	173,349
University of Chicago
Callable 10/01/2044 @ $100
2.761%, 04/01/2045	25,000	18,689
Walmart
Callable 03/09/2052 @ $100
4.500%, 09/09/2052	90,000	85,606

		1,569,928

Consumer Staples — 9.3%
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	265,000	255,038
Anheuser-Busch InBev Worldwide
Callable 10/23/2028 @ $100
4.750%, 01/23/2029	40,000	39,484
BAT Capital
Callable 07/19/2032 @ $100
7.750%, 10/19/2032	80,000	86,046
Church & Dwight
Callable 08/15/2032 @ $100
5.600%, 11/15/2032	125,000	129,295
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	105,000	98,193
Costco Wholesale
Callable 01/20/2030 @ $100
1.600%, 04/20/2030	55,000	45,060
General Mills
Callable 11/18/2023 @ $100
5.241%, 11/18/2025	120,000	120,299

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Hershey
Callable 03/01/2030 @ $100
1.700%, 06/01/2030	$85,000	$68,063
HLF Financing SaRL
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	103,315
Kroger
7.700%, 06/01/2029	190,000	209,364
Mondelez International
Callable 11/04/2030 @ $ 100
1.500%, 02/04/2031	80,000	61,510
PepsiCo
Callable 04/18/2032 @ $100
3.900%, 07/18/2032	125,000	117,861
Philip Morris International
Callable 09/17/2029 @ $100
5.625%, 11/17/2029	50,000	50,724
Spectrum Brands
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	116,664

		1,500,916

Energy — 4.9%
Archrock Partners
Callable 02/06/2023 @ $105
6.875%, 04/01/2027(A)	150,000	143,200
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	65,000	63,821
Energy Transfer
Callable 11/01/2023 @ $ 100
7.600%, 02/01/2024	70,000	71,164
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	96,859
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	30,000	26,451
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	200,000	196,137
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	193,740

		791,372

Financials — 13.3%
Bank of America	115,000	123,773
8.050%, 06/15/2027

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Bank of America
Callable 07/22/2032 @ $100
5.015%, U.S. SOFR + 2.160%,
07/22/2033(B)	$65,000	$61,711
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	84,570
Citigroup
3.700%, 01/12/2026	200,000	192,384
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	113,092
Goldman Sachs Group
5.700%, 11/01/2024	45,000	45,536
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, U.S. SOFR + 3.380%(B) (C)	240,000	219,583
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	110,000	106,881
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	118,812
Morgan Stanley
3.625%, 01/20/2027	100,000	94,302
Morgan Stanley MTN
Callable 07/17/2025 @ $100
4.679%, U.S. SOFR + 1.669%,
07/17/2026(B)	20,000	19,657
Northern Trust
Callable 10/01/2026 @ $100
4.600%, ICE LIBOR USD 3 Month +
3.202%(B) (C)	185,000	162,129
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	98,582
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, ICE LIBOR USD 3 Month +
3.300%(B) (C)	135,000	116,707
Toronto-Dominion Bank MTN
4.285%, 09/13/2024	70,000	69,179
US Bancorp
Callable 10/21/2032 @ $100
5.850%, U.S. SOFR + 2.090%,
10/21/2033(B)	45,000	46,716

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 04/15/2027 @ $100
5.300%, ICE LIBOR USD 3 Month +
2.914%(B) (C)	$135,000	$117,662
Callable 07/22/2027 @ $100
4.548%, U.S. SOFR + 1.660%,
07/22/2028(B)	25,000	24,415
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	135,000	126,890
Callable 03/15/2026 @ $100
3.900%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 3.453%(B) (C)	200,000	175,053

		2,117,634

Health Care — 4.5%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	25,000	22,205
AMN Healthcare
Callable 02/06/2023 @ $102
4.625%, 10/01/2027(A)	150,000	138,311
Ascension Health
3.945%, 11/15/2046	40,000	33,052
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	20,000	19,465
Memorial Sloan-Kettering Cancer Center
Callable 07/01/2049 @ $100
2.955%, 01/01/2050	90,000	59,624
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	230,000	220,400
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	129,882
UnitedHealth Group
Callable 08/15/2052 @ $100
5.875%, 02/15/2053	45,000	48,589
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	50,000	40,506

		712,034

Industrials — 9.7%
3M
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	119,420

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AerCap Ireland Capital DAC
Callable 08/29/2028 @ $100
3.000%, 10/29/2028	$150,000	$125,666
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	130,077
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	140,000	122,765
Burlington Northern Santa Fe
Callable 07/15/2052 @ $100
4.450%, 01/15/2053	75,000	66,620
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	90,000	78,243
Caterpillar Financial Services MTN
4.900%, 01/17/2025	45,000	45,119
CSX
Callable 05/15/2052 @ $100
4.500%, 11/15/2052	95,000	82,470
Eaton
Callable 12/15/2032 @ $100
4.150%, 03/15/2033	85,000	79,017
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	127,967
Honeywell International
Callable 11/15/2032 @ $100
5.000%, 02/15/2033	95,000	96,761
Callable 05/21/2047 @ $100
3.812%, 11/21/2047	25,000	20,658
John Deere Capital MTN
4.350%, 09/15/2032	20,000	19,429
2.125%, 03/07/2025	20,000	18,924
Kansas City Southern
Callable 11/15/2042 @ $100
4.300%, 05/15/2043	25,000	20,547
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	133,196
Raytheon Technologies
Callable 06/16/2025 @ $100
3.950%, 08/16/2025	35,000	34,193

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	$7,000	$6,941
Callable 06/01/2031 @ $100
1.900%, 09/01/2031	105,000	82,436
Textron
Callable 03/01/2030 @ $100
3.000%, 06/01/2030	40,000	33,993
Waste Management
Callable 04/01/2029 @ $100
2.000%, 06/01/2029	75,000	63,466
Xylem
Callable 10/30/2030 @ $100
2.250%, 01/30/2031	60,000	48,672

		1,556,580

Information Technology — 2.7%
Apple
3.200%, 05/13/2025	180,000	173,912
GoTo Group
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	100,000	53,782
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	167,584
Salesforce
Callable 04/15/2031 @ $100
1.950%, 07/15/2031	35,000	27,904

		423,182

Materials — 4.8%
ATI
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	123,284
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	142,654
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	95,180
Ingevity
Callable 11/01/2023 @ $102
3.875%, 11/01/2028(A)	200,000	171,973
Rain CII Carbon
Callable 02/06/2023 @ $102
7.250%, 04/01/2025(A)	110,000	101,365

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	$150,000	$130,875

		765,331

Real Estate — 0.8%
AvalonBay Communities
Callable 11/15/2032 @ $100
5.000%, 02/15/2033	25,000	24,598
Callable 03/03/2025 @ $100
3.450%, 06/01/2025	70,000	67,409
Boston Properties
Callable 11/01/2027 @ $100
6.750%, 12/01/2027	30,000	30,933

		122,940

Utilities — 5.3%
Ameren Illinois
Callable 06/01/2032 @ $100
3.850%, 09/01/2032	95,000	88,252
Duke Energy Florida
Callable 05/15/2052 @ $100
5.950%, 11/15/2052	25,000	26,608
Duke Energy Florida Project Finance
2.538%, 09/01/2029	143,499	130,102
Duke Energy Progress
Callable 11/15/2041 @ $100
4.100%, 05/15/2042	60,000	50,363
Callable 10/01/2051 @ $100
4.000%, 04/01/2052	20,000	15,998
Entergy Texas
Callable 03/15/2052 @ $100
5.000%, 09/15/2052	20,000	18,283
Florida Power & Light
Callable 04/01/2044 @ $100
4.050%, 10/01/2044	40,000	33,854
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	154,264
Kansas Gas Service Securitization I
5.486%, 08/01/2032	65,000	65,553
Oglethorpe Power
Callable 02/01/2050 @ $100
3.750%, 08/01/2050	120,000	86,056
PacifiCorp
Callable 06/01/2053 @ $100
5.350%, 12/01/2053	55,000	54,434

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	$65,000	$56,492
Wisconsin Electric Power
Callable 06/30/2032 @ $100
4.750%, 09/30/2032	35,000	34,294
Wisconsin Public Service
Callable 10/10/2025 @ $100
5.350%, 11/10/2025	30,000	30,331

		844,884

TOTAL CORPORATE OBLIGATIONS
(Cost $12,223,282)		10,917,929

MORTGAGE-BACKED SECURITIES — 8.2%

FHLMC
3.000%, 06/01/2052	354,678	311,933
2.000%, 10/01/2051	599,296	489,351
FNMA
4.000%, 08/01/2037 - 10/01/2052	308,321	293,154
2.500%, 03/01/2052	256,822	218,029

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,338,563)		1,312,467

U.S. TREASURY OBLIGATIONS — 7.7%

U.S. Treasury Bonds
4.000%, 11/15/2052	155,000	155,218
4.000%, 11/15/2042	165,000	161,545
3.000%, 08/15/2052	40,000	32,956
2.375%, 11/15/2049	75,000	54,205
2.000%, 08/15/2051	100,000	65,477
1.375%, 08/15/2050	100,000	55,566
1.125%, 08/15/2040	40,000	24,841
U.S. Treasury Notes
4.125%, 11/15/2032	385,000	392,881
3.875%, 11/30/2027	40,000	39,781
3.250%, 06/30/2029	50,000	47,848
2.750%, 08/15/2032	10,000	9,106
2.750%, 07/31/2027	105,000	99,344
0.625%, 11/30/2027	100,000	84,914

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,387,440)		$1,223,682

LOAN OBLIGATIONS — 3.2%

Communication Services — 1.1%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 12/17/2026	$184,808	172,631

Financials — 0.9%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
8.884%, LIBOR + 4.500%, 07/31/2026	145,875	142,427

Materials — 1.2%
Mauser Packaging Solutions Holding Company, Initial Term Loan
7.370%, LIBOR + 3.250%, 04/03/2024	195,865	190,996

TOTAL LOAN OBLIGATIONS
(Cost $523,323)		506,054

ASSET-BACKED SECURITIES — 3.2%

Automotive — 1.4%
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
Callable 01/15/2024 @ $100
3.520%, 07/15/2030 (A)	100,000	98,045
GM Financial Automobile Leasing Trust,
Ser 2022-3, Cl A3
Callable 12/20/2024 @ $100
4.010%, 09/22/2025	60,000	58,960
Honda Auto Receivables Owner Trust,
Ser 2022-2, Cl A3
Callable 10/18/2025 @ $100
3.730%, 07/20/2026	20,000	19,574
Hyundai Auto Receivables Trust, Ser 2019-B,
Cl A4
Callable 12/15/2023 @ $100
2.000%, 04/15/2025	40,324	39,957

		216,536

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — 1.8%
American Express Credit Account Master Trust,
Ser 2022-3, Cl A
3.750%, 08/15/2027	$100,000	$97,759
Chase Issuance Trust, Ser 2022-A1,CI A
3.970%, 09/15/2027	100,000	97,829
T-Mobile US Trust, Ser 2022-1A, Cl A
Callable 11/20/2025 @ $100
4.910%, 05/22/2028 (A)	100,000	99,833

		295,421

TOTAL ASSET-BACKED SECURITIES
(Cost $513,447)		511,957

MUNICIPAL BONDS — 2.3%

Bay Area Toll Authority, RB
6.263%, 04/01/2049	30,000	34,011

Commonwealth of Massachusetts, Ser A, RB
3.769%, 07/15/2029	65,000	61,304

New York City, Transitional Finance Authority,
Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	95,062

Oklahoma Development Finance Authority, RB
4.623%, 06/01/2044	60,000	55,619

Texas State, GO
5.517%, 04/01/2039	25,000	26,405

University of Minnesota, RB
4.048%, 04/01/2052	120,000	101,688

TOTAL MUNICIPAL BONDS
(Cost $421,116)		374,089

TOTAL INVESTMENTS — 92.9%
(Cost $16,407,171)		$14,846,178

A list of the open forward contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/15/23	USD	6,797	KRW	8,893,629	$277

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/15/23	USD	21,480	GBP	17,578	$(191)
HSBC	03/15/23	USD	20,000	PHP	1,120,538	82
HSBC	03/15/23	USD	15,335	PHP	852,697	(54)
HSBC	03/15/23	USD	38,230	CZK	884,288	751
HSBC	03/15/23	GBP	28,755	USD	35,366	542
HSBC	03/15/23	GBP	10,000	USD	12,068	(43)
HSBC	03/15/23-03/16/23	USD	40,000	BRL	216,443	452
HSBC	03/15/23	USD	1,243	BRL	6,591	(11)
HSBC	03/15/23	USD	49,000	IDR	765,316,094	397
HSBC	03/15/23	USD	6,343	NZD	10,000	11
HSBC	03/15/23	USD	45,877	NZD	72,000	(127)
HSBC	03/15/23	USD	52,656	PLN	235,581	793
HSBC	03/15/23	USD	67,901	ZAR	1,196,925	2,120
HSBC	03/15/23	AUD	68,477	USD	46,039	(716)
HSBC	03/15/23	USD	73,199	AUD	108,042	571
HSBC	03/15/23	USD	67,000	RON	312,511	405
HSBC	03/15/23	USD	10,000	RON	46,346	(4)
HSBC	03/15/23	EUR	78,147	USD	83,229	(829)
HSBC	03/15/23	USD	80,000	ILS	272,687	(2,123)
HSBC	03/15/23	USD	100,000	JPY	13,482,491	3,710
HSBC	03/15/23	USD	101,763	SGD	137,674	1,141
HSBC	03/15/23	USD	102,115	COP	498,579,134	(657)
HSBC	03/15/23	NZD	106,687	USD	67,949	159
HSBC	03/15/23	USD	39,000	THB	1,348,353	199
HSBC	03/15/23	USD	70,000	THB	2,399,938	(231)
HSBC	03/15/23	USD	49,584	CAD	67,500	295
HSBC	03/15/23	USD	60,000	CAD	80,962	(172)
HSBC	03/15/23	USD	114,000	TWD	3,454,470	(756)
HSBC	03/15/23	USD	116,000	CNH	802,159	544
HSBC	03/15/23	CAD	119,586	USD	88,000	(369)
HSBC	03/15/23	USD	121,243	SEK	1,246,704	(1,286)
HSBC	03/15/23	PLN	124,849	USD	28,000	(326)
HSBC	03/15/23	USD	126,475	CLP	111,055,551	3,255
HSBC	03/15/23	USD	129,452	EUR	121,751	1,509
HSBC	03/15/23	SGD	131,292	USD	97,000	(1,134)
HSBC	03/15/23	USD	115,265	NOK	1,141,547	1,613
HSBC	03/15/23	USD	30,000	NOK	292,907	(11)
HSBC	03/15/23	CHF	167,759	USD	182,243	(587)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/15/23	USD	169,544	CHF	156,855	$1,402
HSBC	03/15/23	ILS	178,811	USD	52,000	934
HSBC	03/15/23	USD	131,000	INR	10,909,435	252
HSBC	03/15/23	USD	58,679	INR	4,863,165	(170)
HSBC	03/15/23	USD	226,273	MXN	4,527,918	3,111
HSBC	03/15/23	BRL	274,857	USD	51,894	522
HSBC	03/15/23	RON	303,034	USD	65,000	(360)
HSBC	03/15/23	CZK	758,678	USD	33,000	(444)
HSBC	03/15/23	PHP	781,339	USD	14,000	(3)
HSBC	03/15/23	SEK	795,196	USD	77,282	769
HSBC	03/15/23	CNH	806,484	USD	116,512	(661)
HSBC	03/15/23	NOK	1,106,654	USD	111,000	(2,305)
HSBC	03/15/23	ZAR	1,555,127	USD	89,000	(1,976)
HSBC	03/15/23	MXN	3,066,972	USD	153,000	(2,373)
HSBC	03/15/23	TWD	3,160,384	USD	104,669	1,065
HSBC	03/15/23	THB	2,029,762	USD	59,264	256
HSBC	03/15/23	THB	1,727,319	USD	50,000	(215)
HSBC	03/15/23	KRW	5,263,825	USD	4,000	(187)
HSBC	03/15/23	INR	1,493,007	USD	18,000	37
HSBC	03/15/23	INR	5,823,675	USD	70,000	(65)
HSBC	03/15/23	JPY	18,710,341	USD	138,754	(5,170)
HSBC	03/15/23	CLP	108,122,247	USD	122,000	(4,303)
HSBC	03/15/23	COP	219,774,045	USD	45,000	277
HSBC	03/15/23	IDR	677,639,705	USD	43,384	(354)
HSBC	03/16/23	USD	79,869	HUF	31,947,729	4,058
HSBC	03/16/23	HUF	16,994,657	USD	43,000	(1,645)

						$1,651

Percentages are based on Net Assets of $15,985,998.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2022 was $2,928,400 and represents 18.3% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2022 (Unaudited)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
PIK — Payment-in-Kind
PLN — Polish Zloty
RB — Revenue Bond
RON — Romanian Leu
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
THB — Thai Baht
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 72.2%

	Face Amount	Value
Communication Services — 3.7%
Beasley Mezzanine Holdings
Callable 02/06/2023 @ $104
8.625%, 02/01/2026(A)	$1,237,000	$742,200
Innovate
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	510,000	364,340
Salem Media Group
Callable 02/06/2023 @ $100
6.750%, 06/01/2024(A)	127,000	123,189
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	1,260,000	724,500

		1,954,229

Consumer Discretionary — 17.0%
Arrow Bidco
Callable 02/06/2023 @ $102
9.500%, 03/15/2024(A)	267,000	266,359
Brightline Trains Florida
Callable 01/01/2024 @ $104
8.000%, 01/01/2028(A)(B)	980,000	858,716
Cimpress
Callable 02/06/2023 @ $104
7.000%, 06/15/2026(A)	973,000	672,635
CoreCivic
Callable 04/15/2024 @ $104
8.250%, 04/15/2026	500,000	512,750
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	355,273
Jacobs Entertainment
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	403,000	363,760
NES Fircroft Bondco
Callable 09/29/2024 @ $106
11.750%, 09/29/2026(A)	625,000	609,127
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	770,000	528,485
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	1,231,000	938,331

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Premier Entertainment Sub
Callable 09/01/2026 @ $ 103
5.875%, 09/01/2031(A)	$775,000	$548,235
Rent-A-Center
Callable 02/15/2024 @ $ 103
6.375%, 02/15/2029(A)	1,066,000	862,339
Scientific Games Holdings
Callable 03/01/2025 @ $ 103
6.625%, 03/01/2030(A)	946,000	799,086
Staples
Callable 02/06/2023 @ $ 105
10.750%, 04/15/2027(A)	965,000	694,896
SWF Escrow Issuer
Callable 10/01/2024 @ $ 103
6.500%, 10/01/2029(A)	670,000	388,232
TKC Holdings
Callable 05/15/2024 @ $ 103
6.875%, 05/15/2028(A)	865,000	675,872

		9,074,096

Consumer Staples — 1.5%
HLF Financing SaRL
Callable 06/01/2024 @ $ 102
4.875%, 06/01/2029(A)	1,170,000	805,861

Energy — 16.2%
Bristow Group
Callable 03/01/2024 @ $ 103
6.875%, 03/01/2028(A)	336,000	309,233
CSI Compressco
Callable 02/06/2023 @ $ 104
7.500%, 04/01/2025(A)	886,000	828,410
Ensign Drilling
Callable 02/06/2023 @ $ 102
9.250%, 04/15/2024(A)	844,000	797,668
Ferrellgas Escrow
Callable 04/01/2024 @ $ 103
5.875%, 04/01/2029(A)	800,000	657,936
Greenfire Resources
Callable 08/15/2023 @ $ 106
12.000%, 08/15/2025(A)	784,000	833,000
ITT Holdings
Callable 08/01/2024 @ $ 103
6.500%, 08/01/2029(A)	686,000	577,708

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Solaris Midstream Holdings
Callable 04/01/2023 @ $104
7.625%, 04/01/2026(A)	$923,000	$918,043
Summit Midstream Holdings
Callable 10/15/2023 @ $104
8.500%, 10/15/2026(A)	524,000	499,068
Callable 02/06/2023 @ $101
5.750%, 04/15/2025	755,000	639,101
TransMontaigne Partners
Callable 01/23/2023 @ $103
6.125%, 02/15/2026	897,000	771,420
Transocean Poseidon
Callable 02/06/2023 @ $103
6.875%, 02/01/2027(A)	566,125	550,908
USA Compression Partners
Callable 02/06/2023 @ $105
6.875%, 09/01/2027	522,000	488,070
Welltec International APS
Callable 10/15/2023 @ $104
8.250%, 10/15/2026(A)	782,000	760,495

		8,631,060

Financials — 4.3%
Burford Capital Global Finance
Callable 04/15/2025 @ $103
6.875%, 04/15/2030(A)	934,000	831,117
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	924,000	794,640
VistaJet Malta Finance
Callable 02/01/2025 @ $103
6.375%, 02/01/2030(A)	825,000	661,506

		2,287,263

Industrials — 12.8%
Altera Infrastructure
Callable 01/23/2023 @ $100
8.500%, 07/15/2023(A) (C)	679,000	16,975
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	810,000	702,416
F-Brasile
Callable 01/17/2023 @ $104
7.375%, 08/15/2026(A)	1,302,000	1,064,385

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Granite US Holdings
Callable 02/06/2023 @ $106
11.000%, 10/01/2027(A)	$793,000	$835,624
JPW Industries Holding
Callable 02/06/2023 @ $102
9.000%, 10/01/2024(A)	1,054,000	904,264
Navios South American Logistics
Callable 02/06/2023 @ $108
10.750%, 07/01/2025(A)	714,000	667,590
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	461,970
Park-Ohio Industries
Callable 02/06/2023 @ $103
6.625%, 04/15/2027	1,207,000	819,963
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	727,000	672,475
Triumph Group
Callable 02/06/2023 @ $102
7.750%, 08/15/2025	770,000	654,954

		6,800,616

Information Technology — 4.8%
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	421,000	343,957
Exela Intermediate
Callable 02/06/2023 @ $100
11.500%, 07/15/2026(A)	150,000	25,500
GoTo Group
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	1,224,000	658,294
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	963,000	802,901
Virtusa
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	942,000	715,296

		2,545,948

Materials — 11.9%
ASP Unifrax Holdings
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	1,191,000	755,928

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cerdia Finanz GMBH
Callable 02/15/2024 @ $105
10.500%, 02/15/2027(A)	$1,090,000	$911,828
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	931,000	791,049
GPD
Callable 02/06/2023 @ $105
10.125%, 04/01/2026(A)	712,000	606,980
JW Aluminum Continuous Cast
Callable 01/23/2023 @ $105
10.250%, 06/01/2026(A)	580,000	588,700
Mativ Holdings
Callable 02/06/2023 @ $103
6.875%, 10/01/2026(A)	1,115,000	983,987
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	1,012,000	868,688
Venator Finance SaRL
Callable 02/06/2023 @ $101
5.750%, 07/15/2025(A)	181,000	61,811
Warrior Met Coal
Callable 12/01/2024 @ $104
7.875%, 12/01/2028(A)	762,000	749,418

		6,318,389

TOTAL CORPORATE OBLIGATIONS
(Cost $45,139,574)		38,417,462

LOAN OBLIGATIONS — 20.9%

Communication Services — 2.1%
DirectTV Financing, LLC, Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 08/02/2027	318,500	309,410
Research Now Group, Inc., Initial Term Loan, 1st Lien
8.841%, LIBOR + 5.500%, 12/20/2024	1,086,884	805,424

		1,114,834

Consumer Discretionary — 0.9%
Wahoo Fitness, LLC, Term Loan, 1st Lien
10.634%, SOFR + 6.060%, 08/11/2028	853,688	465,260

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Energy — 1.5%
WaterBridge Midstream Operating, LLC, InitialTerm Loan, 1st Lien
9.127%, LIBOR + 5.750%, 06/18/2026	$826,379	$792,547

Financials — 2.6%
RLG Holdings, Term Loan, 2nd Lien
11.571%, LIBOR + 7.500%, 07/02/2029	996,000	928,770
Runner Buyer Inc., Initial Term Loan,1st Lien
10.235%, LIBOR + 5.500%, 10/08/2028	666,650	466,655

		1,395,425

Industrials — 8.5%
ARC Falcon I, Term Loan, 2nd Lien
11.384%, LIBOR + 7.000%, 09/22/2029	740,000	638,250
ASP LS Acquisition, Initial Term Loan,1st Lien
9.230%, LIBOR + 4.500%, 05/07/2028	495,000	352,480
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
9.955%, LIBOR + 4.750%, 12/16/2027	530,550	503,359
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
10.424%, LIBOR + 6.750%, 03/30/2029	380,000	355,300
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
9.500%, LIBOR + 4.250%, 10/09/2025	244,289	183,828
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
12.985%, LIBOR + 8.250%, 10/09/2026	500,000	375,000
LaserShip, Inc., Initial Loan, 2nd Lien
12.230%, LIBOR + 7.500%, 04/30/2029	230,000	135,700
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/19/2026	360,708	356,830
One Stop Mailing, LLC, Term Loan, 1st Lien
10.634%, LIBOR + 6.250%, 04/29/2027	992,679	962,898
Veregy Consolidated, Inc., Initial Term Loan, 1st Lien
10.415%, LIBOR + 6.000%, 11/02/2027	835,125	668,100

		4,531,745

Information Technology — 4.3%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
12.571%, LIBOR + 8.500%, 01/14/2027	140,000	59,500

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Information Technology — continued
Dodge Data & Analytics, Term Loan 2nd Lien
13.291%, SOFR + 8.400%, 02/10/2030	$1,000,000	$660,000
Emerald EMS, Term Loan, 1st Lien
10.673%, SOFR + 6.350%, 12/29/2027	641,875	603,362
Exela Intermediate LLC, 2018 Term Loan, 1st Lien
11.661%, LIBOR + 6.500%, 07/12/2023	347,896	234,482
McAfee, Term Loan, 1st Lien
9.170%, LIBOR + 4.750%, 07/27/2028	856,350	728,968

		2,286,312

Materials — 1.0%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien

9.884%, LIBOR + 5.500%, 10/10/2025	577,721	537,280

TOTAL LOAN OBLIGATIONS
(Cost $13,306,932)		11,123,403

WARRANT — 0.8%

	Number of Warrants
Greenfire Resources *(B)	1,120	431,200

TOTAL WARRANT
(Cost $39,200)		431,200

COMMON STOCK — 0.3%

	Shares
Consumer Discretionary — 0.2%
24 Hour Fitness Worldwide, Inc. *(B)(D)	90,461	905
Party City Holdings *	11,517	4,209
PSS Industrial Offering, Class A (B)(D)	1,353	101,051
PSS Industrial Offering, Class B (B)(D)	351	26,245

		132,410

Industrials — 0.1%
Altera Infrastructure (B)(D)	1,200	30,901

TOTAL COMMON STOCK
(Cost $1,237,074)		163,311

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2022 (Unaudited)

PREFERRED STOCK — 0.0%

	Shares	Value

24 Hour Fitness Worldwide, Inc. # *(B)(D)	22,590	$226

TOTAL PREFERRED STOCK
(Cost $30,497)		226

TOTAL INVESTMENTS — 94.2%
(Cost $59,753,277)		$50,135,602

Percentages are based on Net Assets of $53,231,915.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2022 was $34,175,931 and represents 64.2% of the Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security in default on interest payments.
(D)	Securities considered restricted. The total market value of such securities as of December 31, 2022 was $159,328 and represented 0.3% of the Net Assets.

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2022, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
PSS Industrial Offering, Class A	1,353	5/31/2022	77,451	101,051
PSS Industrial Offering, Class B	351	6/30/2022	527,705	26,245
Altera Infrastructure	1,200	12/05/2022	30,901	30,901
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/29/2020	30,497	226

			$ 1,267,571	$ 159,328

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.7%

	Shares	Value

Communication Services — 2.2%
Nexstar Media Group, Cl A	1,525	$266,920
QuinStreet*	17,285	248,040

		514,960

Consumer Discretionary — 10.9%
Dine Brands Global	3,515	227,069
Gentherm*	4,820	314,698
Kontoor Brands	8,840	353,512
Marriott Vacations Worldwide	1,850	248,991
Ollie’s Bargain Outlet Holdings *	5,845	273,780
Signet Jewelers	3,615	245,820
TravelCenters of America *	6,640	297,339
Under Armour, Cl A *	29,450	299,212
Wyndham Hotels & Resorts	4,158	296,507

		2,556,928

Consumer Staples — 2.2%
Casey’s General Stores	1,065	238,933
Sprouts Farmers Market *	8,440	273,203

		512,136

Energy — 6.7%
ChampionX	12,620	365,854
Frontline	17,500	212,450
Green Plains *	10,770	328,485
Kosmos Energy *	40,570	258,025
TechnipFMC PLC *	33,515	408,548

		1,573,362

Financials — 13.3%
Atlantic Union Bankshares	7,875	276,727
Axis Capital Holdings	6,105	330,708
Blackstone Mortgage Trust, Cl A ‡	10,935	231,494
Cadence Bank	11,010	271,506
Hancock Whitney	6,830	330,504
Heartland Financial USA	6,430	299,767
HomeStreet	8,850	244,083
PacWest Bancorp	13,180	302,481
Radian Group	13,300	253,631
SouthState	3,530	269,551
United Community Banks	9,290	314,002

		3,124,454

Health Care — 12.1%
Addus HomeCare*	2,250	223,853

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Health Care — continued
Amedisys*	2,740	$228,900
Amphastar Pharmaceuticals *	11,170	312,983
Charles River Laboratories International *	1,625	354,088
Collegium Pharmaceutical *	11,045	256,244
ICU Medical *	1,780	280,314
Lantheus Holdings *	5,705	290,727
Merit Medical Systems *	4,660	329,089
Supernus Pharmaceuticals *	8,520	303,908
Tenet Healthcare *	5,385	262,734

		2,842,840

Industrials — 19.4%
American Woodmark*	4,795	234,284
Astec Industries	5,960	242,334
CACI International, Cl A *	830	249,490
Copa Holdings, Cl A *	3,695	307,313
Dycom Industries *	3,195	299,052
Energy Recovery *	14,625	299,666
Enerpac Tool Group, Cl A	10,640	270,788
Fluor*	10,530	364,970
Gibraltar Industries *	6,030	276,656
Huron Consulting Group *	3,525	255,915
ITT	3,695	299,664
Kirby*	3,695	237,773
Maxar Technologies	4,540	234,900
Regal Rexnord	1,960	235,161
SPX Technologies *	4,265	279,997
SunPower, Cl A *	12,780	230,423
Zurn Elkay Water Solutions	11,470	242,591

		4,560,977

Information Technology — 12.1%
A10 Networks	13,590	226,002
Allegro MicroSystems*	7,695	231,004
Belden	4,820	346,558
Calix*	4,770	326,411
Instructure Holdings *	10,770	252,449
Jabil	5,545	378,169
MKS Instruments	3,505	296,979
National Instruments	7,235	266,971
Perficient*	4,185	292,238
Rambus*	6,365	227,994

		2,844,775

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Materials — 3.3%
Alcoa	5,225	$237,581
AptarGroup	2,410	265,052
ATI Inc. *	8,840	263,962

		766,595

Real Estate — 10.0%
Alexander & Baldwin ‡	19,210	359,803
Armada Hoffler Properties ‡	25,625	294,688
DiamondRock Hospitality ‡	40,505	331,736
Four Corners Property Trust ‡	8,760	227,147
InvenTrust Properties ‡	8,915	211,018
Kite Realty Group Trust ‡	13,585	285,964
Physicians Realty Trust ‡	19,485	281,948
Safehold‡	11,905	340,721

		2,333,025

Utilities — 2.5%
NiSource	12,805	351,113
ONE Gas	3,135	237,382

		588,495
TOTAL COMMON STOCK
(Cost $21,364,923)		22,218,547

EXCHANGE TRADED FUNDS — 1.8%

iShares Russell 2000 ETF	670	116,821
SPDR S&P Biotech ETF *	3,725	309,175

TOTAL EXCHANGE TRADED FUNDS
(Cost $425,881)		425,996

TOTAL INVESTMENTS — 96.5%
(Cost $21,790,804)		$22,644,543

Percentages are based on Net Assets of $23,470,085.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2022 (Unaudited)

MES-QH-001-0800